Income Tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Tax
30.	INCOME TAX

a.	Income tax expense recognized in profit or loss

Income tax expense consisted of the following:

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Current income tax expense
Current tax expense recognized in the current year	$61,297.7	$72,405.0	$73,851.4
Income tax adjustments on prior years	(12,661.2)	(16,628.1)	(19,107.0)
Other income tax adjustments	247.8	122.5	152.8

	48,884.3	55,899.4	54,897.2

Deferred income tax expense (benefit)
Effect of tax rate changes	—	—	561.8
The origination and reversal of temporary differences	(1,542.8)	(1,775.0)	(4,336.1)
Investment tax credits and operating loss carryforward	303.2	—	—

	(1,239.6)	(1,775.0)	(3,774.3)

Income tax expense recognized in profit or loss	$47,644.7	$54,124.4	$51,122.9

A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Income before tax	$350,477.6	$385,921.7	$396,161.9

Income tax expense at the statutory rate	$60,674.4	$66,938.7	$69,613.5
Tax effect of adjusting items:
Deductible items in determining taxable income	(6,340.4)	(44.9)	(1,415.9)
Tax-exempt income	(22,144.3)	(19,595.0)	(16,901.1)
Additional income tax under the Alternative Minimum Tax Act	6,041.6	—	—
Additional income tax on unappropriated earnings	27,543.6	30,046.8	28,183.5
Effect of tax rate changes on deferred income tax	—	—	561.8

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
The origination and reversal of temporary differences	$(1,542.8)	$(1,775.0)	$(4,336.1)
Income tax credits	(4,243.6)	(4,940.2)	(5,628.6)
Remeasurement of operating loss carryforward	69.6	(0.4)	—

	60,058.1	70,630.0	70,077.1
Income tax adjustments on prior years	(12,661.2)	(16,628.1)	(19,107.0)
Other income tax adjustments	247.8	122.5	152.8

Income tax expense recognized in profit or loss	$47,644.7	$54,124.4	$51,122.9

For the years ended December 31, 2015, 2016 and 2017, the Company applied a tax rate of 17% for entities subject to the R.O.C. Income Tax Law; for other jurisdictions, the Company measures taxes by using the applicable tax rate for each individual jurisdiction.

Effective from 2018, the R.O.C. Income Tax Law was amended, which raised the corporate income tax rate from 17% to 20% and reduced the rate of surtax imposed on unappropriated earnings from 10% to 5%. Deferred tax assets and deferred tax liabilities recognized as of December 31, 2017 are expected to be adjusted and would increase by NT$1,473.1 million and NT$15.1 million, respectively, in 2018.

b.	Income tax expense recognized in other comprehensive income

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Deferred income tax benefit (expense)
Related to remeasurement of defined benefit obligation	$99.3	$126.9	$30.6
Related to unrealized gain/loss on available-for-sale financial assets	(16.0)	(61.2)	(2.9)
Related to gain/loss on cash flow hedges	—	—	(0.6)

	$83.3	$65.7	$27.1

c.	Deferred income tax balance

The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$4,244.2	$8,401.3
Provision for sales returns and allowance	1,512.1	1,637.7
Net defined benefit liability	939.5	975.3
Unrealized loss on inventories	737.3	629.5
Deferred compensation cost	378.7	266.5
Others	445.1	195.2
Operating loss carryforward	14.5	—

	$8,271.4	$12,105.5

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(48.7)	$(169.5)
Available-for-sale financial assets	(92.5)	(95.4)
Others	—	(37.3)

	$(141.2)	$(302.2)

	Year Ended December 31, 2015
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Acquisition of Subsidiary	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$1,011.1	$1,808.7	$—	$11.9	$21.3	$2,853.0
Provision for sales returns and allowance	1,230.8	(104.4)	—	13.8	1.3	1,141.5
Net defined benefit liability	787.4	8.8	99.3	—	—	895.5
Unrealized loss on inventories	591.9	25.1	—	4.1	1.7	622.8
Deferred compensation cost	255.6	49.4	—	—	11.3	316.3
Goodwill from business combination	195.4	(185.8)	—	—	0.4	10.0
Others	749.6	(243.4)	—	0.2	25.0	531.4
Operating loss carryforward	317.0	(303.2)	—	—	0.7	14.5

	$5,138.8	$1,055.2	$99.3	$30.0	$61.7	$6,385.0

Deferred income tax liabilities
Temporary differences
Available-for-sale financial assets	$(15.3)	$—	$(16.0)	$—	$—	$(31.3)
Unrealized exchange gains	(184.4)	184.4	—	—	—	—

	$(199.7)	$184.4	$(16.0)	$—	$—	$(31.3)

	Year Ended December 31, 2016
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$2,853.0	$1,437.6	$—	$(46.4)	$4,244.2
Provision for sales returns and allowance	1,141.5	371.5	—	(0.9)	1,512.1
Net defined benefit liability	895.5	(82.9)	126.9	—	939.5
Unrealized loss on inventories	622.8	115.5	—	(1.0)	737.3
Deferred compensation cost	316.3	69.3	—	(6.9)	378.7
Goodwill from business combination	10.0	(9.8)	—	(0.2)	—
Others	531.4	(77.5)	—	(8.8)	445.1
Operating loss carryforward	14.5	—	—	—	14.5

	$6,385.0	$1,823.7	$126.9	$(64.2)	$8,271.4

Deferred income tax liabilities
Temporary differences
Available-for-sale financial assets	$(31.3)	$—	$(61.2)	$—	$(92.5)
Unrealized exchange gains	—	(48.7)	—	—	(48.7)

	$(31.3)	$(48.7)	$(61.2)	$—	$(141.2)

	Year Ended December 31, 2017
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Disposal of Subsidiary	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$4,244.2	$4,207.2	$—	$—	$(50.1)	$8,401.3
Provision for sales returns and allowance	1,512.1	130.0	—	—	(4.4)	1,637.7
Net defined benefit liability	939.5	5.2	30.6	—	—	975.3
Unrealized loss on inventories	737.3	(105.1)	—	—	(2.7)	629.5
Deferred compensation cost	378.7	(83.1)	—	—	(29.1)	266.5
Others	445.1	(222.4)	—	—	(27.5)	195.2
Operating loss carryforward	14.5	—	—	(14.5)	—	—

	$8,271.4	$3,931.8	$30.6	$(14.5)	$(113.8)	$12,105.5

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(48.7)	$(120.8)	$—	$—	$—	$(169.5)
Available-for-sale financial assets	(92.5)	—	(2.9)	—	—	(95.4)
Others	—	(36.7)	(0.6)	—	—	(37.3)

	$(141.2)	$(157.5)	$(3.5)	$—	$—	$(302.2)

d.	The investment operating loss carryforward and deductible temporary differences for which no deferred income tax assets have been recognized

The information of the operating loss carryforward for which no deferred tax assets have been recognized was as follows:

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Expiry period
1 - 4 years	$136.7	$—
5 - 10 years	41.4	—

	$178.1	$—

As of December 31, 2016 and 2017, the aggregate deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$1,919.8 million and NT$26,536.3 million, respectively.

e.	Unused tax-exemption information

As of December 31, 2017, the profits generated from the following projects of TSMC are exempt from income tax for a five-year period:

Tax-exemption Period
Construction and expansion of 2007 by TSMC	2014 to 2018
Construction and expansion of 2008 by TSMC	2015 to 2019
Construction and expansion of 2009 by TSMC	2018 to 2022

f.	The information of unrecognized deferred income tax liabilities associated with investments

As of December 31, 2016 and 2017, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities amounted to NT$83,181.4 million and NT$95,003.3 million, respectively.

g.	Integrated income tax information

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Balance of the Imputation
Credit Account - TSMC	$82,072.6	$114,264.3

The actual and estimated creditable ratio for distribution of TSMC’s earnings of 2016 and 2017 were 13.90% and 14.69%, respectively; while the creditable ratio for individual shareholders residing in the R.O.C. is half of the original creditable ratio according to the R.O.C. Income Tax Law. Since the amended R.O.C. Income Tax Act announced in February 2018 abolished the imputation tax system, no creditable ratio for distribution of earnings in 2018 is expected.

All of TSMC’s earnings generated prior to December 31, 1997 have been appropriated.

h.	Income tax examination

The tax authorities have examined income tax returns of TSMC through 2014. All investment tax credit adjustments assessed by the tax authorities have been recognized accordingly.